CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 166,000,000	€ 147,000,000
Trade receivables and other	539,000,000	683,000,000
Inventories	1,320,000,000	1,050,000,000
Other financial assets	31,000,000	58,000,000
Total current assets	2,056,000,000	1,938,000,000
Non-current assets
Property, plant and equipment	2,017,000,000	1,948,000,000
Goodwill	478,000,000	451,000,000
Intangible assets	54,000,000	58,000,000
Deferred tax assets	271,000,000	162,000,000
Trade receivables and other	43,000,000	55,000,000
Other financial assets	8,000,000	12,000,000
Total non-current assets	2,871,000,000	2,686,000,000
Assets of disposal group classified as held for sale	14,000,000	0
Total Assets	4,941,000,000	4,624,000,000
Current liabilities
Trade payables and other	1,467,000,000	1,377,000,000
Borrowings	148,000,000	258,000,000
Other financial liabilities	41,000,000	25,000,000
Income tax payable	16,000,000	34,000,000
Provisions	21,000,000	20,000,000
Total current liabilities	1,693,000,000	1,714,000,000
Non-current liabilities
Trade payables and other	43,000,000	32,000,000
Borrowings	1,908,000,000	1,871,000,000
Other financial liabilities	14,000,000	6,000,000
Pension and other post-employment benefit obligations	403,000,000	599,000,000
Provisions	90,000,000	97,000,000
Deferred tax liabilities	28,000,000	14,000,000
Total non-current liabilities	2,486,000,000	2,619,000,000
Liabilities of disposal group classified as held for sale	10,000,000	0
Total Liabilities	4,189,000,000	4,333,000,000
Equity
Share capital	2,886,031.84	3,000,000
Share premium	420,000,000	420,000,000
Retained earnings / (deficit) and other reserves	308,000,000	(149,000,000)
Equity attributable to equity holders of Constellium	731,000,000	274,000,000
Non-controlling interests	21,000,000	17,000,000
Total Equity	752,000,000	291,000,000
Total Equity and Liabilities	€ 4,941,000,000	€ 4,624,000,000